Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2025	2024
Land	$10,347,727	$9,946,330
Machinery	12,946,193	12,154,188
Office and other equipment	2,844,435	2,576,328
Property and buildings	688,615	675,349
Leasehold improvements	4,881,391	4,627,528
Operating equipment	718,726	669,020
Plant, property and equipment, gross	32,427,087	30,648,743
Construction in progress	1,008,552	971,267
Less: Accumulated depreciation	(14,200,531)	(11,916,419)
Less: Impairment of property, plant and equipment	(190,154)	(181,919)
Property, plant and equipment, net	$19,044,954	$19,521,672